Subordinated liabilities - HSBC's subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,711,852	$ 2,642,569
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	36,431	31,926
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	32,277	25,832
Subordinated liabilities | HSBC Subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	4,154	6,094
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	24,954	22,290
At amortised cost | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,149	20,547
At amortised cost | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	1,805	1,743
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	141,426	127,321
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	11,477	9,636
Financial liabilities designated at fair value | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	11,477	9,636
Financial liabilities designated at fair value | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0	$ 0